Financial instruments and risk management (Details 6)	12 Months Ended
Dec. 31, 2022
Probable Scenario [Member] | Interbank Deposit Certificate [Member] | C D I Sensitivity Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	13.65%
Probable Scenario [Member] | Interbank Deposit Certificate [Member] | C D I Sensitivity Scenario 4 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	13.65%
Probable Scenario [Member] | Interbank Deposit Certificate [Member] | C D I Sensitivity Scenario 7 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	13.65%
Probable Scenario [Member] | Interbank Deposit Certificate [Member] | C D I Sensitivity Scenario 10 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	13.65%
Probable Scenario [Member] | United States Dollars [Member] | U S D Sensitivity Scenario 1 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.2177%
Probable Scenario [Member] | United States Dollars [Member] | U S D Sensitivity Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.2177%
Probable Scenario [Member] | United States Dollars [Member] | U S D Sensitivity Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.2177%
Probable Scenario [Member] | United States Dollars [Member] | U S D Sensitivity Scenario 4 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.2177%
Probable Scenario [Member] | United States Dollars [Member] | U S D Sensitivity Scenario 5 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	6.5221%
Probable Scenario [Member] | United States Dollars [Member] | U S D Sensitivity Scenario 6 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	7.8266%
Probable Scenario [Member] | United States Dollars [Member] | U S D Sensitivity Scenario 7 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.2177%
Probable Scenario [Member] | United States Dollars [Member] | U S D Sensitivity Scenario 8 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.2177%
Probable Scenario [Member] | United States Dollars [Member] | U S D Sensitivity Scenario 10 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.2177%
Probable Scenario [Member] | United States Dollars [Member] | U S D Sensitivity Scenario 11 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.2177%
Probable Scenario [Member] | United States Dollars [Member] | U S D Sensitivity Scenario 12 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.2177%
Probable Scenario [Member] | London Interbank Offered Rate 1 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.15%
Probable Scenario [Member] | I P C A Sensitivity Scenario 1 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.78%
Probable Scenario [Member] | London Interbank Offered Rate 4 [Member] | U S D Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.15%
Probable Scenario [Member] | I P C A Sensitivity Scenario 4 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.78%
Probable Scenario [Member] | London Interbank Offered Rate 5 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.15%
Probable Scenario [Member] | I P C A Sensitivity Scenario 5 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.78%
Probable Scenario [Member] | London Interbank Offered Rate 6 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.15%
Probable Scenario [Member] | I P C A Sensitivity Scenario 6 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.78%
Probable Scenario [Member] | London Interbank Offered Rate 7 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.15%
Probable Scenario [Member] | I P C A Sensitivity Scenario 7 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.78%
Probable Scenario [Member] | London Interbank Offered Rate 8 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	6.44%
Probable Scenario [Member] | I P C A Sensitivity Scenario 8 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.78%
Probable Scenario [Member] | London Interbank Offered Rate 10 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.15%
Probable Scenario [Member] | I P C A Sensitivity Scenario 10 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.78%
Probable Scenario [Member] | London Interbank Offered Rate 11 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.15%
Probable Scenario [Member] | I P C A Sensitivity Scenario 11 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	7.23%
Probable Scenario [Member] | London Interbank Offered Rate 12 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.15%
Probable Scenario [Member] | I P C A Sensitivity Scenario 12 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	8.67%
Possible Scenario [Member] | Interbank Deposit Certificate [Member] | C D I Sensitivity Scenario 2 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	17.06%
Possible Scenario [Member] | Interbank Deposit Certificate [Member] | C D I Sensitivity Scenario 5 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	13.65%
Possible Scenario [Member] | Interbank Deposit Certificate [Member] | C D I Sensitivity Scenario 8 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	13.65%
Possible Scenario [Member] | Interbank Deposit Certificate [Member] | C D I Sensitivity Scenario 11 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	13.65%
Possible Scenario [Member] | London Interbank Offered Rate 2 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.15%
Possible Scenario [Member] | I P C A Sensitivity Scenario 2 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.78%
Remote Scenario [Member] | Interbank Deposit Certificate [Member] | C D I Sensitivity Scenario 3 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	20.48%
Remote Scenario [Member] | Interbank Deposit Certificate [Member] | C D I Sensitivity Scenario 6 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	13.65%
Remote Scenario [Member] | Interbank Deposit Certificate [Member] | C D I Sensitivity Scenario 9 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	13.65%
Remote Scenario [Member] | Interbank Deposit Certificate [Member] | C D I Sensitivity Scenario 12 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	13.65%
Remote Scenario [Member] | United States Dollars [Member] | U S D Sensitivity Scenario 9 [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.2177%
Remote Scenario [Member] | London Interbank Offered Rate 3 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.15%
Remote Scenario [Member] | I P C A Sensitivity Scenario 3 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.78%
Remote Scenario [Member] | London Interbank Offered Rate 9 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	7.73%
Remote Scenario [Member] | I P C A Sensitivity Scenario 9 [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Interest rate variable risk	5.78%